Segmented Information and Economic Dependence (Tables)	12 Months Ended
Apr. 30, 2021
Disclosure Of Operating Segments [Abstract]
Summary of Geographical Segments

The Company’s revenues are allocated to geographic segments for the years ended April 30, 2021 and 2020 as follows:

	2021	2020
(in thousands)	$	$
United States of America	7,932	5,949
Canada	1,089	715
Europe	7,436	6,115
Other	1,455	1,279
	17,912	14,058

The Company’s non-current assets are allocated to geographic segments as of April 30, 2021 and 2020 as follows:

	April 30, 2021	April 30, 2020
(in thousands)	$	$
North America	2,153	1,429
Netherlands	15,948	18,135
	18,101	19,564

Geographic segmentation of the Company’s net income (loss) for the years ended April 30, 2021 and 2020 is as follows:

	2021	2020
(in thousands)	$	$
North America - Corporate	(8,632)	(4,226)
North America	(1,203)	(683)
Netherlands	2,495	(38)
	(7,340)	(4,947)

Geographic segmentation of the interest and accretion, and amortization and depreciation for the years ended April 30, 2021 and 2020 is as follows:

(in thousands)	2021	2020
Interest and accretion	$	$
North America - Corporate	523	857
North America	96	86
Netherlands	244	493
	863	1,436

(in thousands)	2021	2020
Amortization and depreciation	$	$
North America - Corporate	74	125
North America	687	499
Netherlands	2,952	2,784
	3,713	3,408

Summary of Revenues Allocated According to Revenue Types

The Company’s revenues are allocated according to revenue types for the years ended April 30 2021 and 2020 as follows:

	2021	2020
(in thousands)	$	$
Project revenue	15,910	13,195
Product sales revenue	1,897	739
Cryo storage revenue	105	124
	17,912	14,058